UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	82.8%
COMMODITIES	2.4%
BlackRock Resources & Commodities Strategy Trust		114,207	$1,035,857
Sprott Physical Gold and Silver Trust (Canada)(a)		545,514	6,371,604
Sprott Physical Platinum & Palladium Trust (Canada)(a)		170,556	1,497,482

			8,904,943

COVERED CALL	3.3%
Eaton Vance Tax-Managed Buy-Write Income Fund		99,752	1,660,871
Eaton Vance Tax-Managed Buy-Write Opportunities Fund		115,305	1,857,564
Eaton Vance Tax-Managed Diversified Equity Income Fund		160,110	2,055,812
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund		240,556	2,893,889
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		384,163	3,649,548

			12,117,684

EMERGING MARKETS EQUITY	4.0%
JPMorgan Emerging Markets Investment Trust PLC (GBP) (United Kingdom)		235,449	2,629,999
Templeton Emerging Markets Fund		386,354	5,667,813
Templeton Emerging Markets Investment Trust PLC (GBP) (United Kingdom)		714,704	6,632,603

			14,930,415

ENERGY/ RESOURCES	1.0%
Adams Natural Resources Fund, Inc.		134,872	2,687,999
BlackRock Energy and Resources Trust		81,038	1,181,534

			3,869,533

EQUITY TAX—ADVANTAGED	9.6%
Eaton Vance Tax-Advantaged Dividend Income Fund		417,587	10,239,233
Eaton Vance Tax-Advantaged Global Dividend Income Fund		246,564	4,411,030
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund		26,983	682,670
Gabelli Dividend & Income Trust		361,944	8,650,461
John Hancock Tax-Advantaged Dividend Income Fund		357,503	8,333,395
Nuveen Tax-Advantaged Dividend Growth Fund		117,331	2,080,279
Nuveen Tax-Advantaged Total Return Strategy Fund		80,778	1,094,542

			35,491,610

		Shares	Value
FINANCIAL	1.2%
John Hancock Bank and Thrift Opportunity Fund		120,617	$4,462,829

GLOBAL EQUITY	2.4%
Altaba, Inc.(a)		39,976	2,723,165
Fidelity European Values PLC (GBP) (United Kingdom)		981,495	2,999,914
Henderson EuroTrust PLC (GBP) (United Kingdom)		130,824	1,918,305
Japan Smaller Capitalization Fund, Inc.		108,338	1,199,302

			8,840,686

GLOBAL HYBRID (GROWTH & INCOME)	0.5%
LMP Capital and Income Fund, Inc.		123,205	1,682,980

HEALTH/BIOTECH	4.6%
Gabelli Healthcare and WellnessRx Trust		315,921	3,484,609
Tekla Healthcare Investors		146,483	3,391,081
Tekla Healthcare Opportunities Fund		187,294	3,509,890
Tekla Life Sciences Investors		176,068	3,597,069
Tekla World Healthcare Fund		213,983	3,002,181

			16,984,830

INVESTMENT GRADE	0.9%
PIMCO Corporate and Income Opportunity Fund		177,195	3,162,931

MASTER LIMITED PARTNERSHIPS	12.0%
Fiduciary/Claymore MLP Opportunity Fund		148,812	1,816,995
First Trust Energy Income and Growth Fund		526,537	11,694,387
First Trust MLP and Energy Income Fund		248,221	3,107,727
First Trust New Opportunities MLP & Energy Fund		502,726	4,826,672
Kayne Anderson Midstream/Energy Fund, Inc.		183,998	2,355,174
Kayne Anderson MLP Investment Company		450,513	8,041,657
Neuberger Berman MLP Income Fund, Inc.		518,279	4,503,844
Tortoise Energy Infrastructure Corp.		90,806	2,445,406
Tortoise MLP Fund, Inc.		336,782	5,415,455

			44,207,317

MULTI-SECTOR	12.7%
PIMCO Dynamic Credit Income Fund		489,542	11,807,753
PIMCO Dynamic Income Fund		312,488	10,465,223
PIMCO High Income Fund		883,495	7,412,523
PIMCO Income Opportunity Fund		322,369	8,900,608
PIMCO Income Strategy Fund II		779,229	8,220,866

			46,806,973

		Shares	Value
MUNICIPAL	10.5%
BlackRock Investment Quality Municipal Trust, Inc.		78,955	$1,047,733
BlackRock Municipal Bond Trust		20,854	287,368
BlackRock Municipal Income Investment Quality Trust		29,605	380,720
BlackRock Municipal Income Trust		25,942	322,719
BlackRock MuniEnhanced Fund, Inc.		86,240	868,437
BlackRock MuniHoldings Fund, Inc.		30,970	462,072
BlackRock MuniHoldings Investment Quality Fund		97,472	1,220,350
BlackRock MuniHoldings New York Quality Fund, Inc.		67,985	811,061
BlackRock MuniHoldings Quality Fund, Inc.		44,619	515,796
BlackRock MuniHoldings Quality Fund II, Inc.		35,773	431,422
BlackRock MuniVest Fund, Inc.		124,512	1,089,480
BlackRock MuniYield Fund, Inc.		54,480	715,322
BlackRock MuniYield Quality Fund, Inc.		87,843	1,187,637
BlackRock MuniYield Quality Fund II, Inc.		76,310	895,879
BlackRock MuniYield Quality Fund III, Inc.		109,009	1,316,829
BlackRock Strategic Municipal Trust		45,071	551,669
Eaton Vance Municipal Income Trust		126,809	1,455,767
Invesco Municipal Trust		100,865	1,163,982
Nuveen AMT-Free Quality Municipal Income Fund		191,047	2,418,655
Nuveen California Quality Municipal Income Fund		66,550	861,157
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund		212,238	3,090,185
Nuveen Enhanced Municipal Value Fund		100,661	1,317,653
Nuveen Municipal Credit Income Fund		476,468	6,865,904
Nuveen Municipal Value Fund, Inc.		383,745	3,591,853
Nuveen Quality Municipal Income Fund		193,035	2,468,918
PIMCO Municipal Income Fund		68,714	891,221
Pioneer Municipal High Income Trust		27,493	305,722
Putnam Managed Municipal Income Trust		221,133	1,530,240
Western Asset Municipal Partners Fund, Inc.		40,063	551,267

			38,617,018

PREFERRED	3.8%
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.		65,268	1,514,218
Flaherty & Crumrine Preferred Income Fund, Inc.		61,014	791,962
Flaherty & Crumrine Preferred Securities Income Fund, Inc.		96,402	1,756,444
John Hancock Preferred Income Fund III		156,177	2,912,701
Nuveen Preferred & Income Term Fund		81,610	1,852,547
Nuveen Preferred Income Opportunities Fund		540,937	5,014,486

			13,842,358

		Shares	Value
REAL ESTATE	3.9%
CBRE Clarion Global Real Estate Income Fund		352,054	$2,569,994
Neuberger Berman Real Estate Securities Income Fund, Inc.		1,056,550	5,219,357
Nuveen Real Asset Income and Growth Fund		117,840	1,898,403
Nuveen Real Estate Income Fund		477,854	4,682,969

			14,370,723

SENIOR LOAN	0.4%
Nuveen Credit Strategies Income Fund		185,511	1,478,523

U.S. GENERAL EQUITY	3.9%
Gabelli Equity Trust, Inc.		1,016,613	6,587,652
Nuveen Core Equity Alpha Fund		40,269	628,196
Royce Value Trust, Inc.		184,496	3,016,510
Source Capital, Inc.		73,698	2,946,446
Tri-Continental Corp.		41,204	1,148,356

			14,327,160

U.S. HYBRID (GROWTH & INCOME)	2.2%
Calamos Strategic Total Return Fund		54,387	730,961
Columbia Seligman Premium Technology Growth Fund, Inc.		120,252	2,570,988
Delaware Investments Dividend & Income Fund, Inc.		53,482	708,636
Guggenheim Strategic Opportunities Fund		188,627	3,961,167

			7,971,752

UTILITY	3.5%
Reaves Utility Income Fund		418,988	12,846,172

TOTAL CLOSED-END FUNDS (Identified cost—$310,355,756)			304,916,437

EXCHANGE-TRADED FUNDS	14.7%
COMMODITIES	0.3%
SPDR Gold Shares ETF(a)		8,201	924,745

EMERGING MARKETS EQUITY	1.4%
iShares MSCI Emerging Markets ETF		121,614	5,219,673

FINANCIAL	4.4%
Financial Select Sector SPDR Fund		406,681	11,216,262
iShares MSCI Europe Financials ETF		131,338	2,663,535
SPDR S&P Bank ETF		51,467	2,396,818

			16,276,615

		Shares	Value
HEALTH/BIOTECH	1.0%
iShares Nasdaq Biotechnology ETF		31,422	$3,831,598

U.S. GENERAL EQUITY	7.6%
SPDR S&P 500 ETF Trust		44,592	12,963,786
Consumer Discretionary Select Sector SPDR ETF		63,393	7,430,928
Vanguard S&P 500 ETF Trust		27,723	7,403,427

			27,798,141

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$52,474,381)			54,050,772

		Number of Rights
RIGHTS—U.S. HYBRID (GROWTH & INCOME)	0.0%
Franklin Ltd. Duration Income Trust, expires 10/18/18(a)		6,000	546

TOTAL RIGHTS (Identified cost—$1,306)			546

		Shares
	2.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(b)		9,249,392	9,249,392

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,249,392)			9,249,392
TOTAL INVESTMENTS IIN SECURITIES (Identified cost—$372,080,835)	100.0%		368,217,147
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0		35,956

NET ASSETS (Equivalent to $13.53 per share based on 27,209,148 shares of common stock outstanding)	100.0%		$368,253,103

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
GBP	Great British Pound
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$304,916,437	$304,916,437	$—	$—
Exchange-Traded Funds	54, 050,772	54,050,772	—	—
Rights	546	546	—	—
Short-Term Investments	9,249,392	—	9,249,392	—

Total Investments in Securities(a)	$368,217,147	$358,967,755	$9,249,392	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 21, 2018